Commitments and Contingencies - Purchase Commitments (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Payments Due by Periods
Less than 1 year (remaining)	$ 20,997	$ 20,948
1 – 3 years	25,625	27,500
3 – 5 years	0	0
More than 5 years	0	0
Total	$ 46,622	$ 48,448